Intangible Asset (Details) - Schedule of amortization amount of intangible asset by fiscal years	Dec. 31, 2021 USD ($)
Schedule of amortization amount of intangible asset by fiscal years [Abstract]
2022	$ 111,722
2023	223,444
2024	223,444
2025	223,444
2026	223,444
Thereafter	539,990
Total	$ 1,545,488